Earning Per Share (Details) - Schedule of Computation of Basic and Diluted Net Loss Per Share - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net loss applicable to shareholders of Ordinary Shares	$ (4,220)	$ (4,625)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	1,202,110,110	815,746,293
Basic net loss per share	$ 0	$ 0